Related Party Transactions (Details) - Schedule of Sales to a Related Party - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Sales to Related Parties [Line Items]
Sales to related parties	$ 89,478	$ 114,154	$ 1,130,094
Zaijiede [Member]
Schedule of Sales to Related Parties [Line Items]
Sales to related parties	$ 89,478	$ 114,154	$ 1,130,094